Condensed Consolidated Statements of Stockholders' Equity (Deficit) (Unaudited) - USD ($)	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Treasury Stock	Total
Balance, shares at Aug. 31, 2017	719,064
Balance, amount at Aug. 31, 2017		$ 15,016,000	$ (9,400,000)		$ 5,616,000
Warrants exercised for cash, amount		75,000			75,000
Warrants exercised for cash, shares	938
Warrants issued with convertible debt		859,000			859,000
Intrinsic value due to beneficial conversion feature		2,155,000			2,155,000
Common stock issued for services rendered, amount		163,000			163,000
Common stock issued for services rendered, shares	1,293
Stock-based compensation expense		200,000			200,000
Net Loss			(16,823,000)		(16,823,000)
Balance, shares at Aug. 31, 2018	721,295
Balance, amount at Aug. 31, 2018		18,468,000	(26,223,000)		(7,755,000)
Warrants exercised for cash, amount		660,000			660,000
Warrants exercised for cash, shares	6,688
Common stock issued for services rendered, amount		225,000			225,000
Common stock issued for services rendered, shares	2,990
Stock-based compensation expense		154,000			154,000
Reclassification of derivative liability upon conversion of related convertible notes		12,000			12,000
Common stock issued upon conversion of convertible notes and interest, amount		8,839,000			8,839,000
Common stock issued upon conversion of convertible notes and interest, shares	101,679
Inducement loss from debt conversion, amount		3,829,000			3,829,000
Inducement loss from debt conversion, shares	68,303
Net Loss			(9,383,000)		(9,383,000)
Balance, shares at May. 31, 2019	900,955
Balance, amount at May. 31, 2019		32,187,000	(35,606,000)		(3,419,000)
Balance, shares at Aug. 31, 2018	721,295
Balance, amount at Aug. 31, 2018		18,468,000	(26,223,000)		(7,755,000)
Warrants exercised for cash, amount		660,000			660,000
Warrants exercised for cash, shares	6,688
Common stock issued for services rendered, amount		263,000			263,000
Common stock issued for services rendered, shares	4,985
Stock-based compensation expense		369,000			369,000
Reclassification of derivative liability upon conversion of related convertible notes		12,000			12,000
Shares issued to induce debt conversion, amount	$ 68,304	3,829,000			3,829,000
Common shares issued upon conversion of convertible notes and interest, amount		8,904,000			8,904,000
Common stock issued upon conversion of convertible notes and interest, shares	105,776
Treasury stock received for settlement of note receivable, amount				$ (325,000)	(325,000)
Net Loss			(18,727,000)		(18,727,000)
Balance, shares at Aug. 31, 2019	909,222
Balance, amount at Aug. 31, 2019		32,505,000	(44,950,000)	(325,000)	(12,770,000)
Balance, shares at Feb. 28, 2019	802,933
Balance, amount at Feb. 28, 2019		25,846,000	(30,610,000)		(4,764,000)
Common stock issued for services rendered, amount		113,000			113,000
Common stock issued for services rendered, shares	2,024
Stock-based compensation expense		(5,000)			(5,000)
Reclassification of derivative liability upon conversion of related convertible notes		12,000			12,000
Common stock issued upon conversion of convertible notes and interest, amount		3,948,000			3,948,000
Common stock issued upon conversion of convertible notes and interest, shares	52,211
Inducement loss from debt conversion, amount		2,273,000			2,273,000
Inducement loss from debt conversion, shares	43,787
Net Loss			(4,996,000)		(4,996,000)
Balance, shares at May. 31, 2019	900,955
Balance, amount at May. 31, 2019		32,187,000	(35,606,000)		(3,419,000)
Balance, shares at Aug. 31, 2019	909,222
Balance, amount at Aug. 31, 2019		32,505,000	(44,950,000)	(325,000)	(12,770,000)
Common stock issued for services rendered, amount		75,000			75,000
Common stock issued for services rendered, shares	856
Stock-based compensation expense		745,000			745,000
Common stock issued for warrant exercise, shares	6,275
Common stock issued for warrant exercise		33,000			33,000
Treasury Stock retired, amount		(325,000)		$ 325,000
Treasury Stock retired, shares	(13,953)
Common stock issued for note exchange		200,000			200,000
Shares issued for debt conversion	21,750
Common stock issued upon conversion of convertible notes and interest, amount		6,238,000			6,238,000
Common stock issued upon conversion of convertible notes and interest, shares	589,695
Common stock issued for underwritten offering, net of offering costs		10,332,000			10,332,000
Common stock issued for underwritten offering, net of offering costs, shares	2,222,160
Common stock issued for warrant exchange		552,000			552,000
Common stock issued for warrant exchange, shares	82,653
Allocated fair value of beneficial conversion feature - exchanged notes payable		653,000			653,000
Allocated fair value of warrants issued - exchanged notes payable		2,006,000			2,006,000
Reclassification of derivative liabilities to paid in capital		1,979,000			1,979,000
Inducement loss on note conversions, amount		624,000			624,000
Inducement loss on note conversions, shares	38,658
Modification of warrants		22,000			22,000
Expense related to preferred options		62,091,000			62,091,000
Net Loss			(66,289,000)		(66,289,000)
Balance, shares at May. 31, 2020	3,857,316
Balance, amount at May. 31, 2020		117,730,000	(111,239,000)		6,491,000
Balance, shares at Feb. 29, 2020	1,103,643
Balance, amount at Feb. 29, 2020		37,620,000	(38,061,000)		(441,000)
Stock-based compensation expense		75,000			75,000
Common stock issued for warrant exercise, shares	6,275
Common stock issued for warrant exercise		33,000			33,000
Common stock issued upon conversion of convertible notes and interest, amount		4,023,000			4,023,000
Common stock issued upon conversion of convertible notes and interest, shares	441,573
Common stock issued for underwritten offering, net of offering costs		10,332,000			10,332,000
Common stock issued for underwritten offering, net of offering costs, shares	2,222,160
Common stock issued for warrant exchange		552,000			552,000
Common stock issued for warrant exchange, shares	82,653
Allocated fair value of beneficial conversion feature - exchanged notes payable		653,000			653,000
Allocated fair value of warrants issued - exchanged notes payable		2,006,000			2,006,000
Reclassification of derivative liabilities to paid in capital		288,000			288,000
Inducement loss on note conversions, amount		57,000			57,000
Inducement loss on note conversions, shares	1,012
Expense related to preferred options		62,091,000			62,091,000
Net Loss			(73,178,000)		(73,178,000)
Balance, shares at May. 31, 2020	3,857,316
Balance, amount at May. 31, 2020		$ 117,730,000	$ (111,239,000)		$ 6,491,000